Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows	12 Months Ended
Dec. 31, 2022
Extractive Industries [Abstract]
Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in the standardized measure of discounted net cash flows for the Group for each of the years ended December 31, 2022, 2021 and 2020 are as follows:

	Year Ended December 31,
	2022	2021	2020
	RMB	RMB	RMB
The Group
Beginning of the year	1,401,105	1,062,281	1,325,069
Sales and transfers of oil and gas produced, net of production costs	(467,040)	(344,643)	(215,390)
Net changes in prices and production costs and other	551,666	407,882	(358,008)
Extensions, discoveries and improved recovery	241,644	150,979	112,834
Development costs incurred	6,876	23,675	39,238
Revisions of previous quantity estimates	(1,871)	88,332	(138,772)
Accretion of discount	130,881	86,172	146,137
Net change in income taxes	(105,898)	(73,272)	156,122
Net change due to purchases and sales of minerals in place	267	(301)	(4,949)

End of the year	1,757,630	1,401,105	1,062,281